Note 21 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income / (loss) before income taxes is comprised of the following:	2017	2016	2015
France	1,003	4,936	(543)
EDAP Inc, U.S.A.	(2,052)	(850)	(380)
Other countries	756	358	16
Total	(293)	4,444	(907)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax (expense)/benefit consists of the following:	2017	2016	2015
Current income tax expense:
France	(161)	(323)	(712)
Other countries	(373)	(249)	(55)
Sub-total current income tax expense	(534)	(572)	(767)
Deferred income tax (expense) benefit:
France	(15)	(2)	(4)
Other countries	161	(30)	11
Sub-total deferred income tax (expense) benefit	146	(32)	7
Total	(388)	(602)	(759)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2017	2016
Net operating loss carry forwards	13,218	18,392
Elimination of intercompany profit in inventory	167	394
Elimination of intercompany profit in fixed assets	265	250
Provisions for retirement indemnities	566	275
Other items	216	153
Total deferred tax assets	14,434	19,465
Capital leases treated as operating leases for tax	(3)	(3)
Total deferred tax liabilities	(3)	(3)
Net deferred tax assets	14,431	19,462
Valuation allowance for deferred tax assets	(14,266)	(19,450)
Deferred tax assets (liabilities), net of allowance	165	12

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2017	2016	2015
French statutory rate	33.3%	33.3%	33.3%
Income of foreign subsidiaries taxed at different tax rates	21.8%	(2.4%)	3.9%
Effect of net operating loss carry-forwards and valuation allowances	(520.6%)	(2.6%)	52.4%
Non-taxable debt fair value variation	349.2%	(27.2%)	(83.9%)
Permanent differences	60.6%	(4.9%)	40.7%
Effect of cancellation of intra-group positions	49.1%	-	(78.3%)
French business tax included in income tax (CVAE)	(54.7%)	3.4%	(16.0%)
Other	(70.6%)	13.9%	(35.8%)
Effective tax rate	(131.9%)	13.5%	(83.7%)